Consolidated Statements of Changes in Shareholders' Equity (USD $)	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Total Global-Tech Shareholders' Equity [Member]	Non-controlling Interests [Member]
Beginning balance at Mar. 31, 2011	$ 76,337,459	$ 129,173	$ (4,663,321)	$ 84,752,105	$ 0	$ (11,101,203)	$ 7,395,275	$ 76,512,029	$ (174,570)
Beginning balance, shares at Mar. 31, 2011		3,229,314	189,587
Net income/loss for the year	1,417,336					1,410,677		1,410,677	6,659
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil	23,957						23,957	23,957
Foreign currency translation adjustments	2,277,759						2,278,213	2,278,213	(454)
Total comprehensive income (loss)	3,719,052					1,410,677	2,302,170	3,712,847	6,205
Stock compensation expenses	34,121			34,121				34,121
Ending balance at Mar. 31, 2012	80,090,632	129,173	(4,663,321)	84,786,226	0	(9,690,526)	9,697,445	80,258,997	(168,365)
Ending balance, shares at Mar. 31, 2012		3,229,314	189,587
Net income/loss for the year	(2,071,259)					(1,963,301)		(1,963,301)	(107,958)
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495						22,495	22,495
Foreign currency translation adjustments	989,852						989,800	989,800	52
Total comprehensive income (loss)	(1,058,912)					(1,963,301)	1,012,295	(951,006)	(107,906)
Stock compensation expenses	258,128			258,128				258,128
Shares issued to an employee	9,108	60		9,048				9,108
Shares issued to an employee, shares		1,500
Transfer to statutory reserves					1,238,361	(1,238,361)
Cash dividend	(3,040,753)					(3,040,753)		(3,040,753)
Ending balance at Mar. 31, 2013	76,258,203	129,233	(4,663,321)	85,053,402	1,238,361	(15,932,941)	10,709,740	76,534,474	(276,271)
Ending balance, shares at Mar. 31, 2013		3,230,814	189,587
Net income/loss for the year	(10,663,601)					(10,555,557)		(10,555,557)	(108,044)
Other comprehensive income:
Unrealized gain on available-for-sale investments, net of income tax of nil	5,300						5,300	5,300
Foreign currency translation adjustments	153,453						153,629	153,629	(176)
Total comprehensive income (loss)	(10,518,828)					(10,555,557)	144,949	(10,410,608)	(108,220)
Release of unrealized loss on available-for-sale investments, net of income tax of nil	(13,980)						(13,980)	(13,980)
Stock compensation expenses	36,378			36,378				36,378	0
Transfer to statutory reserves	0				101,868	(101,868)
Shared issued upon stock options exercised	14,250	120		14,130				14,250
Shared issued upon stock options exercised, Shares	3,000	3,000
Ending balance at Mar. 31, 2014	$ 65,790,003	$ 129,353	$ (4,663,321)	$ 85,103,910	$ 1,340,229	$ (26,590,366)	$ 10,854,689	$ 66,174,494	$ (384,491)
Ending balance, shares at Mar. 31, 2014		3,233,814	189,587